Shareholder Report, Holdings (Details)	May 31, 2025
C000129668 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000129668 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000129668 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129668 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129668 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129668 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129668 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129668 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129668 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129668 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129668 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000129668 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000129668 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000129668 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129668 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129669 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000129669 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000129669 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129669 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129669 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129669 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129669 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129669 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129669 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129669 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129669 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000129669 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000129669 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000129669 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129669 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169045 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169045 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000169045 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169045 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169045 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169045 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169045 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169045 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169045 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169045 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169045 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000169045 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000169045 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000169045 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169045 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%